Contents of Significant Accounts - Accounts Receivable, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 775,432	$ 23,735,989	$ 21,859,855	$ 20,876,417
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net		23,784,141		21,910,146
Allowance for sales returns and discounts [member]
Disclosure of financial assets [line items]
Accounts receivable, net				994,151
Loss Allowance [member]
Disclosure of financial assets [line items]
Accounts receivable, net		$ 48,152		$ 39,578